COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended
	Apr. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Purchase Commitment, Excluding Long-Term Commitment [Line Items]
Total milestone completion payment	$ 16,600
Deferred costs		$ 1,514
Clinical trial expense		$ 11,400	$ 2,700
First Agreement [Member]
Purchase Commitment, Excluding Long-Term Commitment [Line Items]
Total milestone completion payment	6,300
Second Agreement [Member]
Purchase Commitment, Excluding Long-Term Commitment [Line Items]
Total payment for actual number of evaluable subjects	$ 10,300